CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBENTURES
CONVERTIBLE DEBENTURES
11.	CONVERTIBLE DEBENTURES

2020 Debentures

On August 18, 2020, IsoEnergy entered into an agreement with Queen’s Road Capital Investment Ltd. (“QRC”) for a US$6 million private placement of unsecured convertible debentures (the “2020 Debentures”). The 2020 Debentures carried a coupon (“Interest”) of 8.5% per annum, of which 6% was payable in cash and 2.5% payable in common shares of the Company, over a 5-year term. The principal amount of the 2020 Debentures (converted into Canadian dollars) was convertible into common shares of the Company at QRC’s option at a conversion price (the “Conversion Price”) of $3.52 per share, up to a maximum (the “Maximum Conversion Shares”) of 2,301,577 common shares. The Company received gross proceeds of $7,902,000 (US$6,000,000) on issuance of the 2020 Debentures.

On January 19, 2025, QRC elected to convert US$3,000,000 of the principal of the 2020 Debentures for 1,221,818 common shares of the Company (Note 14). Fair value of $13,928,728 of the principal converted was derecognized, which was determined based on the closing share price of the Company on the date of conversion. Interest of $27,539 owed on the US$3,000,000 principal from January 1, 2025 to the date of the conversion was settled in cash.

On August 1, 2025, QRC elected to convert the remaining principal amount of the 2020 Debentures of US$3,000,000 for 1,195,250 common shares of the Company (Note 14). Fair value of $10,194,879 of the remaining principal converted was derecognized, which was determined based on the closing share price of the Company on the date of conversion. Interest of $30,357 owed on the US$3,000,000 remaining principal from July 1, 2025 to the date of conversion was settled in cash. A loss of $167,938 was recorded on the settlement of the remaining principal amount of the 2020 Debentures, being the difference between the remaining fair value derecognized and the fair value of the common shares issued, including the Maximum Conversion Shares and the common shares issued to settle the Exchange Rate Fee (as defined below).

In the year ended December 31, 2025, the Company incurred interest expense of $238,297 (2024: $698,784) on the 2020 Debentures, of which $185,336 (2024: $490,568) was settled in cash and the remainder with the issue of 5,129 (2024: 15,159) common shares of the Company.

11.	CONVERTIBLE DEBENTURES (continued)

2022 Debentures

On December 6, 2022, IsoEnergy entered into an agreement with QRC for a US$4 million private placement of unsecured convertible debentures (the “2022 Debentures” and together with the 2020 Debentures, the “Debentures”). The 2022 Debentures carry Interest at 10% per annum, of which 7.5% is payable in cash and 2.5% payable in common shares of the Company, over a 5-year term. The principal amount of the 2022 Debentures (converted into Canadian dollars) is convertible into common shares of the Company at the holder’s option at a Conversion Price of $17.32 per share, up to 366,070 Maximum Conversion Shares. The Company received gross proceeds of $5,459,600 (US$4,000,000) on issuance of the 2022 Debentures.

In the year ended December 31, 2025, the Company incurred interest expense of $558,340 (2024: $548,066) on the 2022 Debentures, of which $405,582 (2024: $407,530) was settled in cash and the remainder with the issue of 12,632 (2024: 10,106) common shares of the Company.

General terms of the Debentures

Interest is payable semi-annually on June 30 and December 31, and common shares of the Company issued as partial payment of Interest are, subject to TSX approval, issuable at a price equal to the 20-day volume-weighted average trading price (“VWAP”) of the Company’s common shares on the TSX on the twenty days prior to the date such Interest is due.

On the conversion of any portion of the principal amount of the Debentures, if the number of common shares to be issued on such conversion, taking into account all common shares issued in respect of all prior conversions of such Debentures, would result in the common shares to be issued exceeding the Maximum Conversion Shares for such Debentures, on conversion QRC shall be entitled to receive a payment (an “Exchange Rate Fee”) equal to the number of common shares that are not issued as a result of exceeding the Maximum Conversion Shares, multiplied by the 20-day VWAP. IsoEnergy can elect to pay any such Exchange Rate Fee in cash or, subject to the TSX approval, in common shares of the Company.

The Company will be entitled, on or after the third anniversary of the date of issuance of such Debentures, at any time the 20-day VWAP of the Company’s shares listed on the TSX exceeds 130% of the applicable Conversion Price, to redeem such Debentures at par plus accrued and unpaid Interest.

Upon completion of a change of control (which also requires in the case of the holders’ right to redeem the Debentures, a change in the Chief Executive Officer of the Company), the holders of the Debentures or the Company may require the Company to purchase or the holders to redeem, as the case may be, any outstanding Debentures in cash at: (i) on or prior to December 6, 2025, 130% of the principal amount; and (ii) at any time thereafter, 115% of the principal amount, in each case plus accrued but unpaid interest, if any. In addition, upon the public announcement of a change of control that is supported by the Board of Directors, the Company may require the holders of the Debentures to convert the Debentures into common shares at the Conversion Price provided the consideration payable upon the change of control exceeds the Conversion Price and is payable in cash.

11.	CONVERTIBLE DEBENTURES (continued)

The Company revalues the Debentures to fair value at the end of each reporting period with the change in the period related to credit risk recorded in Other Comprehensive Income or Loss (“OCI”) and other changes in fair value in the period recorded in the income or loss for the period.

	2022	2020
Year ended December 31, 2025	Debentures	Debentures	Total
Fair value, start of period	$4,870,701	$25,408,605	$30,279,306
Conversion of 2020 Debentures	—	(24,123,607)	(24,123,607)
Change in fair value in the period included in profit and loss	575,341	(1,284,998)	(709,657)
Change in fair value in the period included in OCI	(15,183)	—	(15,183)
Fair value, end of period	$5,430,859	$—	$5,430,859

	2022	2020
Year ended December 31, 2024	Debentures	Debentures	Total
Fair value, start of period	$5,884,208	$31,564,033	$37,448,241
Change in fair value in the period included in profit and loss	(948,228)	(6,155,428)	(7,103,656)
Change in fair value in the period included in OCI	(65,279)	—	(65,279)
Fair value, end of period	$4,870,701	$25,408,605	$30,279,306

The following relevant assumptions were used to estimate the fair value of the Debentures:

	2022 Debentures		2020 Debentures[1]
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Expected stock price volatility	60.00%	44.00%	—	—
Expected life (years)	1.9	2.9	—	—
Risk free interest rate	2.46%	2.68%	—	—
Expected dividend yield	0.00%	0.00%	—	—
Credit spread	23.12%	23.05%	—	—
Underlying share price of the Company	$12.49	$10.36	$8.67	$10.36
Conversion price	$17.32	$17.32	$3.52	$3.52
Exchange rate ($:US$)	1.3711	1.4388	1.3797	1.4388

Note 1: The discount on the 2020 Debentures is assumed to be 0% as it is assumed that the 2020 Debentures can be converted immediately and the shares received on conversion can be sold at fair market value. The assumptions listed as at December 31, 2025, represent assumptions as of August 1, 2025, which was the date of the conversion of the remaining 2020 Debentures.